Stockholders' equity - Additional Information (Detail)										12 Months Ended
	Dec. 12, 2025 USD ($) $ / shares shares	Oct. 09, 2025 USD ($) shares	Mar. 19, 2024 USD ($) $ / shares shares	Mar. 15, 2024 Day $ / shares	Feb. 22, 2024 $ / shares	Jan. 23, 2024 USD ($) $ / shares shares	Aug. 24, 2023 $ / shares	Jul. 05, 2023 USD ($) $ / shares shares	Jun. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jan. 25, 2026 $ / shares	Apr. 03, 2025 $ / shares	Jan. 01, 2025 USD ($)	Jan. 15, 2024 USD ($)
Class of Stock [Line Items]
Common stock authorized										2,000,000,000	2,000,000,000
Common stock per share value | $ / shares										$ 0.01	$ 0.01
Preferred stock authorized										200,000,000
Preferred stock per share value | $ / shares										$ 0.01
Common stock shares issued										659,668	35,324
Number of days from the closing bid price of common stock							30 days
Number of grace period days applicable to regain compliance					180 days		180 days
Due date declared to regain compliance					Aug. 19, 2024		Feb. 20, 2024
Warrants and rights outstanding | $											$ 10,437,034
Dividends payable | $										$ 354,167
Adjusted down round deemed dividends preferred stock | $										5,484,000	4,578,000	$ 171,968
Dividends preferred stock | $										760,417	762,500	404,167
Payments of ordinary dividends preferred stock and preference stock | $										406,250	600,000	241,667
Number of trading days from the closing bid price of common stock | Day				10
Proceeds from warrant exercises | $										2,704,477	5,852,396	$ 0
Share Issuance Cost | $										1,078,622
Remaining Share Issuance Cost | $											655,089
Loss On Change In Fair Value Of Liability | $										$ 9,218,949	$ 11,127,077
Fair Value Measurements Of Warrant Expected Volatility Rate										60.67%	63.77%
Fair Value Measurements Of Warrant Risk Free Interest Rate										3.73%	4.39%
Issuance of common stock (including the exercise of warrants) net of issuance costs, value | $										$ 9,756,941	$ 4,315,946
Ordinary Shares [Member]
Class of Stock [Line Items]
Share price | $ / shares				$ 0.1
Series A Perpetual Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Fair value portion of investments | $										$ 12,636,000
Class A warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares								$ 0.01		$ 31,500
Class of warrant or right issued								4,765,000
Warrants and rights outstanding | $								$ 4,419,178
Common Stock Shares Issued										158
Class A warrants exercised | $										$ 0	$ 0
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Pre funded warrants to purchase	290,000							147
Class and warrants [member]
Class of Stock [Line Items]
Warrants and rights outstanding | $						$ 6,132,714
Class B1 Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares						$ 11,250
Class of warrant or right issued						16,100,000
Common Stock Shares Issued										6,721
Class A warrants exercised | $										$ 0
Class of warrant or right, number of securities called by warrants or rights						537
Fair value warrant of share issue										3,848,811
Proceeds from warrant exercises | $										$ 4,229,276
Class C1 Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares			$ 2,250
Class of warrant or right issued			67,450,000
Common Stock Shares Issued			6,981
Class A warrants exercised | $										$ 0
Class of warrant or right, number of securities called by warrants or rights			2,248
Fair value warrant of share issue										4,043,941
Class C2 Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares			$ 2,550
Class of warrant or right issued			134,900,000
Common Stock Shares Issued			4,000							29,199	4,183
Class of warrant or right, number of securities called by warrants or rights			4,497
Fair value warrant of share issue										933,784	266,987
Proceeds from warrant exercises | $										$ 1,578,198
Class C2 Warrant [Member] | Cash Exercise Of Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued										17,999
Proceeds from warrant exercises | $										$ 1,093,909
Class C2 Warrant [Member] | Cashless Exercise Of Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued										11,200
Class C1 And C2 Warrants [Member]
Class of Stock [Line Items]
Warrants and rights outstanding | $			$ 5,281,565
Share Issuance Cost | $											$ 8,176,955
Fair Value Measurements Of Warrant Expected Volatility Rate										83.75%
Fair Value Measurements Of Warrant Risk Free Interest Rate										4.31%
Market Value Of Common Stock | $ / shares										$ 900
Classb1 B2 C1 And C2 Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares										$ 3.0391			$ 1.5131
Class B1 And B2 Warrants [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Warrants | $											13,147,990
Share Issuance Cost | $											1,733,711
Fair Value Measurements Of Warrant Expected Volatility Rate										88.22%
Fair Value Measurements Of Warrant Risk Free Interest Rate										4.05%
Market Value Of Common Stock | $ / shares										$ 3,840
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Warrants | $											$ 4,971,035
Market Value Of Common Stock | $ / shares										$ 4.6	$ 171.4
Class B2 Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares						$ 12,750
Class of warrant or right issued						32,200,000
Common Stock Shares Issued						931				31,395	11,084
Class of warrant or right, number of securities called by warrants or rights						1,073
Fair value warrant of share issue										255,139	707,258
Class B2 Warrant [Member] | Cash Exercise Of Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued										26,498
Proceeds from warrant exercises | $										$ 1,610,543
Class B2 Warrant [Member] | Cashless Exercise Of Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued										4,897
Class D And E Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 0.0002
Class of warrant or right issued	8,129,789
Class E Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right issued	7,500,000
Common Stock Shares Issued										784,389
Class A warrants exercised | $	$ 0.0002									$ 0.0002
Class E Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights	933,139
Class E Warrants [Member] | Cash Exercise Of Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued										128,750
Proceeds from warrant exercises | $										$ 26
Class E Warrants [Member] | Cashless Exercise Of Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued										20,000
Class D [Member]
Class of Stock [Line Items]
Class of warrant or right issued	7,500,000
Class D Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 24									$ 6.88
Common Stock Shares Issued										1,308,140
Class A warrants exercised | $										$ 0
Class D Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights	1,308,140
Nasdaq Capital Market [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 1		$ 1
Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued										106
Common Stock Shares Issued		40,000								415,000	4,931
Issuance of common stock (including the exercise of warrants) net of issuance costs, value | $		$ 1,627,152								$ 4,150	$ 49
Common Stock [Member] | Pre Funded Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued	85,000							12
Preferred stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued										600,000
5.00% Series A Perpetual Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock per share value | $ / shares									$ 0.01
Preferred stock shares issued									600,000
Preferred stock, dividend rate, percentage									5.00%
Preferred stock, liquidation preference per share | $ / shares									$ 25
Percentage preferred stock conversion basis									150.00%
Preferred stock conversion price | $									$ 105,000
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Percentage of voting rights										49.99%
Temporary equity dividend rate											5.00%
Dividends payable | $															$ 162,500	$ 162,500
Temporary equity, shares outstanding										600,000	600,000	600,000
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion price | $ / shares											$ 1.5131			$ 2.5